Basis of Presentation - Summary of Effects of Adjustment on Comparative Periods in Income Statement (Details) - CAD ($) $ / shares in Units, $ in Thousands		3 Months Ended			6 Months Ended
		Oct. 31, 2024	Oct. 31, 2023		Oct. 31, 2024	Oct. 31, 2023
Income Statement [line items]
Income taxes		$ 506	$ 182		$ 1,280	$ 596
Net loss for the period		(2,553)	(2,409)		(6,552)	(5,827)
Exchange difference on translating foreign operations		170	462		689	(708)
Comprehensive loss for the period		$ (2,383)	$ (1,947)		$ (5,863)	$ (6,535)
Basic loss per share		$ (0.09)	$ (0.1)	[1]	$ (0.24)	$ (0.23)	[1]
Diluted loss per share		$ (0.09)	$ (0.1)	[1]	$ (0.24)	$ (0.23)	[1]
Previously Reported
Income Statement [line items]
Income taxes			$ (32)			$ 230
Net loss for the period			(2,622)			(6,193)
Exchange difference on translating foreign operations			516			(698)
Comprehensive loss for the period			$ (2,106)			$ (6,891)
Basic loss per share	[1]		$ (0.1)			$ (0.25)
Diluted loss per share	[1]		$ (0.1)			$ (0.25)
Adjustments
Income Statement [line items]
Income taxes			$ 214			$ 366
Net loss for the period			213			366
Exchange difference on translating foreign operations			(54)			(10)
Comprehensive loss for the period			$ 159			$ 356
Basic loss per share	[1]		$ 0			$ 0.02
Diluted loss per share	[1]		$ 0			$ 0.02

[1]	Because of the net loss, basic and diluted loss per share are the same given potential dilutive common shares are excluded from the computation as their effect would be anti-dilutive.